DERIVATIVE FINANCIAL INSTRUMENTS - Derivative Instruments by Term to Maturity (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	$ 9,915,000,000	$ 1,243,000,000
Less than 1 year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	8,316,000,000
1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	1,074,000,000
Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	525,000,000
Foreign exchange contracts | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	1,337,000,000	957,000,000
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	1,152,000,000
Foreign exchange contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	185,000,000
Foreign exchange contracts | Over 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Interest rate and cross currency swaps | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	1,500,000,000	0
Interest rate and cross currency swaps | Less than 1 year | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	1,500,000,000
Interest rate and cross currency swaps | 1 to 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Interest rate and cross currency swaps | Over 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	5,250,000,000
Option contracts | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	5,250,000,000	0
Option contracts | Less than 1 year | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	5,250,000,000
Option contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Option contracts | Over 5 years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Warrants
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	31,000,000	0
Warrants | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	31,000,000	0
Warrants | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Warrants | 1 to 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	31,000,000
Warrants | Over 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	1,652,000,000	1,243,000,000
Foreign exchange contracts | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	315,000,000	286,000,000
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	399,000,000
Foreign exchange contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	(84,000,000)
Foreign exchange contracts | Over 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Interest rate and cross currency swaps | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	1,482,000,000	0
Interest rate and cross currency swaps | Less than 1 year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	15,000,000
Interest rate and cross currency swaps | 1 to 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	942,000,000
Interest rate and cross currency swaps | Over 5 years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	525,000,000
Option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	$ 5,250,000,000	$ 0